INCOME TAXES - Reconciliation of the valuation allowance (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Additions charged to tax expense	$ 0.1	$ 0.4	$ 2.1
Valuation allowance reversal		$ (1.6)	$ (0.5)
Other	$ (12.8)